Property, plant and equipment - Narrative (Details) $ in Thousands																				3 Months Ended							6 Months Ended	12 Months Ended
	Dec. 15, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 24, 2025 USD ($)	Sep. 26, 2025 USD ($) T	Sep. 19, 2025 USD ($) T	Jul. 03, 2025 USD ($) T	Jun. 02, 2025 USD ($)	Apr. 25, 2025 USD ($) T	Apr. 16, 2025 USD ($) T	Apr. 03, 2025 USD ($)	Mar. 14, 2025 USD ($) T	Mar. 13, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel T	Dec. 02, 2024 USD ($) ton T	Sep. 25, 2024 USD ($) ton T	May 21, 2024 USD ($) T	Mar. 15, 2024 USD ($)	Jan. 22, 2024 USD ($) T	Nov. 19, 2021 USD ($)	Dec. 31, 2025 USD ($) vessel T twenty-footEquivalent	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel T	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel T twenty-footEquivalent	Dec. 31, 2024 USD ($) vessel T	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Book Value													$ 3,271,084							$ 7,091,974				$ 3,271,084				$ 7,091,974	$ 3,271,084	$ 1,769,663	$ 3,308,616
Borrowing costs capitalised																												$ 16,600	23,700
Borrowings, interest rate																				6.00%								6.00%
Proceeds from the sale of vessels (Note 8)																												$ 509,817	1,718,862	1,206,636
Non-current assets or disposal groups classified as held for sale													$ 165,583							$ 363,097				$ 165,583				363,097	165,583	871,876
Gains on disposal of vessels/other tangible assets																												192,568	635,019	372,444
Impairment losses (Note 8)																												5,354	$ 1,847	0
Alsace - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																320,350
Proceeds from the sale of vessels (Note 8)																$ 96,900
Gain																							$ 27,500
Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T													158,826											158,826					158,826
Proceeds from the sale of vessels (Note 8)													$ 33,200
Gain																							$ 18,800
Non-current assets or disposal groups classified as held for sale													14,400											$ 14,400					$ 14,400
Windcat 6 - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain												$ 200
Number of years of service												18 years
Iris - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											314,000
Hakata - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T									302,550
Hakone - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T									302,624
Battersea - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					169,390
Dalma - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				306,543
Sofia - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								165,000
Golden Zhoushan - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						175,834
Impairment losses (Note 8)																											$ 4,600
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value													$ 2,617,484							$ 6,323,773				$ 2,617,484				$ 6,323,773	$ 2,617,484	1,629,570	3,057,932
Vessels | VLCC | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of temporarily idle assets | vessel																												1	1
Vessels | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of temporarily idle assets | vessel																												4	4
Vessels | VLCC Newton | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																		307,284
Acquisitions																		$ 30,000
Vessels | Bristol, Orion And Helios | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel													3											3					3
Vessels | Mineral France, Mineral Deutschland, Mineral Italia, Mineral Danmark, Mineral Eire, Mineral Hellas And Mineral Espana | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel													7											7					7
Vessels | Bochem Casablanca, Bochem Shanghai, Bochem New Orleans And Bochem Brisbane | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel													4											4					4
Vessels | CMA CGM Baikal, CMA CGM Dolomites And CMA CGM Etosha | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel													3											3					3
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel																										1
Proceeds from the sale of vessels (Note 8)																			$ 71,500
Gain																										$ 15,600			$ 15,621
Vessels | Windcat 57 | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel													1											1					1
Vessels | Dry bulk vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of temporarily idle assets | vessel																												19
Vessels | Mineral Portugal, Mineral Osterreich, Mineral Suomi, Mineral Sverige, Mineral Polska, Mineral Cesko, Mineral Slovensko And Mineral Slovenija | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																				8								8
Vessels | Windcat Rotterdam And Windcat Amsterdam | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																				2								2
Vessels | Chemical Tanker Bochem Santos | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																				1								1
Vessels | Atrebates | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																				1								1
Vessels | Hydrocat 60 And Windcat 58 | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																				2								2
Vessels | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				4								4
Vessels | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				2								2
Vessels | Dual-fuel Bitumen Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				2								2
Vessels | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				10								10
Vessels | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				7								7
Vessels | CSOVs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				4								4
Vessels | Coaster Vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				5,000								5,000
Number of vessels committed to build | vessel																				2								2
Vessels | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent																				1,400								1,400
Number of vessels committed to build | vessel																				1								1
Vessels | CTV's | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel																				3								3
Vessels | Noble, Nectar and Newton | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)																	$ 161,900
Gain																										$ 79,000
Vessels | Sapphira and Statia | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | ton															2
Gain																									$ 61,400
Vessels | Sapphira - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				150,205								150,205
Vessels | Sapphira - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T															150,205
Proceeds from the sale of vessels (Note 8)															$ 45,500
Gain																													$ 30,830
Vessels | Statia - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				150,205								150,205
Vessels | Statia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T															150,205
Proceeds from the sale of vessels (Note 8)															$ 41,300
Gain																													30,527
Vessels | Selena, Cap Victor and Cap Felix | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | ton														3
Gain																								$ 71,100
Vessels | Selena - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				150,205								150,205
Vessels | Selena - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														150,205
Proceeds from the sale of vessels (Note 8)														$ 38,200
Gain																													26,376
Vessels | Cap Victor - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				158,853								158,853
Vessels | Cap Victor - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														158,853
Proceeds from the sale of vessels (Note 8)														$ 39,000
Gain																													23,397
Vessels | Cap Felix - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				158,765								158,765
Vessels | Cap Felix - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														158,765
Proceeds from the sale of vessels (Note 8)														$ 42,300
Gain																													$ 21,341
Vessels | Alsace - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain																												$ 27,462
Vessels | Cap Lara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain																												18,776
Vessels | Windcat 6 - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain																												217
Vessels | Iris - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)											$ 100,000
Gain																												57,134
Gains on disposal of vessels/other tangible assets																						$ 57,100
Vessels | Golden Keen - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)										$ 16,800
Gain																												199
Gains on disposal of vessels/other tangible assets							$ 200
Vessels | Hakata - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)									$ 57,800
Gain																												19,071
Vessels | Hakone - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)									$ 55,600
Gain																												20,210
Vessels | Hakata And Hakone | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of vessels/other tangible assets																					$ 39,300
Vessels | Battersea - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)					$ 24,100
Gain																												2,407
Gains on disposal of vessels/other tangible assets			$ 2,400
Vessels | Dalma - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)				$ 47,300
Gain																												26,395
Gains on disposal of vessels/other tangible assets	$ 26,400
Vessels | Sofia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)								$ 40,100
Gain																												20,426
Gains on disposal of vessels/other tangible assets		$ 20,400
Vessels | Golden Zhoushan - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels (Note 8)						$ 21,900
Gain																												$ 0
Gains on disposal of vessels/other tangible assets																				$ 0
Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel													41							41				41				41	41
Book Value													$ 628,405							$ 738,298				$ 628,405				$ 738,298	$ 628,405	$ 106,513	$ 228,429
Vessels under construction | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				4								4
Vessels under construction | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				2								2
Vessels under construction | Dual-fuel Bitumen Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				2								2
Vessels under construction | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				10								10
Vessels under construction | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				7								7
Vessels under construction | CSOVs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				4								4
Vessels under construction | Coaster Vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				5,000								5,000
Number of vessels under construction | vessel																				2								2
Vessels under construction | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent																				1,400								1,400
Number of vessels under construction | vessel																				1								1
Vessels under construction | CTV's | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel																				9								9